SCHEDULE OF DEBT (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Promissory note	$ 4,823,645	$ 3,106,508
Total debt	4,653,597	3,106,508	$ 2,914,603
Current portion of long-term debt	(2,432,135)	(702,701)	(536,542)
Long-term debt	2,221,462	2,403,807	2,378,061
Promissory Notes [Member]
Short-Term Debt [Line Items]
Promissory note	4,823,645	3,106,508	2,913,788
Debt Discount [Member]
Short-Term Debt [Line Items]
Debt discount	$ (170,048)
Other Debt [Member]
Short-Term Debt [Line Items]
Other debt			$ 815